American Century Investments®
Quarterly Portfolio Holdings
Ultra Fund®
January 31, 2026

Ultra Fund - Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.0%
HEICO Corp.	209,000	69,160,190
Howmet Aerospace, Inc.	928,000	193,098,240
		262,258,430
Automobiles — 4.6%
Tesla, Inc.(1)	2,792,000	1,201,704,720
Biotechnology — 2.7%
Alnylam Pharmaceuticals, Inc.(1)	747,000	252,530,820
Ascendis Pharma AS, ADR(1)	664,000	150,130,400
Regeneron Pharmaceuticals, Inc.	225,000	166,826,250
Vertex Pharmaceuticals, Inc.(1)	275,000	129,222,500
		698,709,970
Broadline Retail — 7.8%
Amazon.com, Inc.(1)	8,534,000	2,042,186,200
Building Products — 0.9%
Advanced Drainage Systems, Inc.	901,000	136,988,040
Johnson Controls International PLC	940,000	112,104,400
		249,092,440
Capital Markets — 1.8%
Interactive Brokers Group, Inc., Class A	3,740,000	280,051,200
MSCI, Inc.	184,000	112,096,480
Tradeweb Markets, Inc., Class A	767,000	79,054,690
		471,202,370
Chemicals — 0.9%
Ecolab, Inc.	811,000	228,693,890
Commercial Services and Supplies — 0.4%
Cintas Corp.	300,000	57,417,000
Copart, Inc.(1)	1,254,000	50,887,320
		108,304,320
Communications Equipment — 0.2%
Ciena Corp.(1)	226,000	56,909,060
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	608,000	571,672,000
Electric Utilities — 0.2%
Constellation Energy Corp.	186,000	52,206,480
Electrical Equipment — 1.5%
Acuity, Inc.	492,000	152,146,080
Vertiv Holdings Co., Class A	1,362,000	253,577,160
		405,723,240
Electronic Equipment, Instruments and Components — 1.2%
Amphenol Corp., Class A	2,154,000	310,348,320
Entertainment — 2.2%
Netflix, Inc.(1)	7,010,000	585,264,900
Financial Services — 3.8%
Mastercard, Inc., Class A	1,782,786	960,547,269
Visa, Inc., Class A	126,000	40,550,580
		1,001,097,849
Health Care Equipment and Supplies — 3.0%
IDEXX Laboratories, Inc.(1)	257,000	172,308,220
Insulet Corp.(1)	710,000	181,625,100

Intuitive Surgical, Inc.(1)	873,981	440,678,700
		794,612,020
Hotels, Restaurants and Leisure — 1.5%
Booking Holdings, Inc.	19,000	95,034,960
Chipotle Mexican Grill, Inc.(1)	2,761,000	107,320,070
Viking Holdings Ltd.(1)	1,130,000	81,529,500
Wingstop, Inc.	446,000	118,381,780
		402,266,310
Insurance — 0.2%
Arthur J Gallagher & Co.	177,000	44,138,490
Interactive Media and Services — 14.6%
Alphabet, Inc., Class A	4,613,455	1,559,347,790
Alphabet, Inc., Class C	4,009,000	1,357,166,770
Meta Platforms, Inc., Class A	1,308,000	937,182,000
		3,853,696,560
IT Services — 2.0%
Cloudflare, Inc., Class A(1)	1,247,000	221,155,450
Okta, Inc.(1)	1,183,000	99,939,840
Snowflake, Inc., Class A(1)	1,072,000	206,574,400
		527,669,690
Machinery — 1.2%
Donaldson Co., Inc.	889,000	90,624,660
Nordson Corp.	228,000	62,592,840
Westinghouse Air Brake Technologies Corp.	705,000	162,248,700
		315,466,200
Oil, Gas and Consumable Fuels — 0.2%
EOG Resources, Inc.	599,000	67,165,870
Pharmaceuticals — 1.5%
Eli Lilly & Co.	374,000	387,894,100
Professional Services — 0.2%
Planet Labs PBC(1)	2,529,000	63,149,130
Semiconductors and Semiconductor Equipment — 23.2%
Analog Devices, Inc.	1,020,000	317,097,600
Applied Materials, Inc.	1,384,000	446,090,880
ASML Holding NV	263,000	377,117,069
Broadcom, Inc.	2,784,000	922,339,200
NVIDIA Corp.	21,097,000	4,032,269,610
		6,094,914,359
Software — 12.6%
AppLovin Corp., Class A(1)	100,000	47,311,000
Datadog, Inc., Class A(1)	1,506,000	194,755,920
Docusign, Inc.(1)	986,000	51,804,440
Dynatrace, Inc.(1)	1,608,000	61,248,720
Fair Isaac Corp.(1)	186,000	272,149,620
Microsoft Corp.	3,909,000	1,682,003,610
Oracle Corp.	1,844,000	303,485,520
Palantir Technologies, Inc., Class A(1)	1,301,000	190,713,590
Salesforce, Inc.	272,000	57,742,880
Synopsys, Inc.(1)	428,000	199,069,220
Zscaler, Inc.(1)	1,220,000	244,012,200
		3,304,296,720
Technology Hardware, Storage and Peripherals — 8.3%
Apple, Inc.	8,430,950	2,187,662,906
TOTAL COMMON STOCKS (Cost $7,486,893,032)		26,288,306,544

RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $286,967)	281,340	286,967
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	89,826	89,826
Repurchase Agreements — 0.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $31,114,254), at 3.66%, dated 1/30/26, due 2/2/26 (Delivery value $30,513,304)		30,504,000
TOTAL SHORT-TERM INVESTMENTS (Cost $30,593,826)		30,593,826
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,517,773,825)		26,319,187,337
OTHER ASSETS AND LIABILITIES — 0.0%		(12,104,158)
TOTAL NET ASSETS — 100.0%		$26,307,083,179

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,469,993,000	USD	9,446,060	Morgan Stanley & Co. LLC	3/27/26	$94,904
JPY	494,445,000	USD	3,179,668	Morgan Stanley & Co. LLC	3/27/26	29,519
JPY	236,029,500	USD	1,515,152	Morgan Stanley & Co. LLC	3/27/26	16,793
USD	14,321,392	JPY	2,200,467,500	Morgan Stanley & Co. LLC	3/27/26	39,296
						$180,512

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$25,911,189,475	$377,117,069	—
Rights	286,967	—	—
Short-Term Investments	89,826	30,504,000	—
	$25,911,566,268	$407,621,069	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$180,512	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.